Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Detail)	12 Months Ended
Dec. 31, 2018 SEK (kr) shares
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 12,179,500
Value at grant date of synthetic shares allocated	kr 6,244,089
Number of previously allocated synthetic shares outstanding | shares	153,178
Net change in value of synthetic shares	kr 4,393,522
Committee fees	2,675,000
Total fees paid in cash	8,114,500
Total remuneration	kr 18,752,111
Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	94,915
Board member [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 12,179,500
Value at grant date of synthetic shares allocated	kr 6,244,089
Number of previously allocated synthetic shares outstanding | shares	129,122
Net change in value of synthetic shares	kr 3,838,682
Committee fees	2,675,000
Total fees paid in cash	8,114,500
Total remuneration	kr 18,197,271
Board member [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	94,915
Board member [member] | Ronnie Leten [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 4,075,000
Portion of Board fee	50.00%
Value at grant date of synthetic shares allocated	kr 2,037,330
Net change in value of synthetic shares	375,654
Committee fees	375,000
Total fees paid in cash	2,412,500
Total remuneration	kr 4,825,484
Board member [member] | Ronnie Leten [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	30,969
Board member [member] | Helena Stjernholm [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 990,000
Portion of Board fee	50.00%
Value at grant date of synthetic shares allocated	kr 494,909
Number of previously allocated synthetic shares outstanding | shares	19,754
Net change in value of synthetic shares	kr 494,201
Committee fees	175,000
Total fees paid in cash	670,000
Total remuneration	kr 1,659,110
Board member [member] | Helena Stjernholm [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	7,523
Board member [member] | Jacob Wallenberg [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 990,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 742,396
Number of previously allocated synthetic shares outstanding | shares	28,390
Net change in value of synthetic shares	kr 748,678
Committee fees	175,000
Total fees paid in cash	422,500
Total remuneration	kr 1,913,574
Board member [member] | Jacob Wallenberg [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	11,285
Board member [member] | Jon Fredrik Baksaas [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 990,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 742,396
Number of previously allocated synthetic shares outstanding | shares	12,992
Net change in value of synthetic shares	kr 307,523
Committee fees	200,000
Total fees paid in cash	447,500
Total remuneration	kr 1,497,419
Board member [member] | Jon Fredrik Baksaas [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	11,285
Board member [member] | Jan Carlson [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 990,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 742,396
Number of previously allocated synthetic shares outstanding | shares	12,992
Net change in value of synthetic shares	kr 307,523
Committee fees	425,000
Total fees paid in cash	672,500
Total remuneration	kr 1,722,419
Board member [member] | Jan Carlson [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	11,285
Board member [member] | Nora Denzel [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 990,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 247,422
Number of previously allocated synthetic shares outstanding | shares	9,819
Net change in value of synthetic shares	kr 276,017
Committee fees	425,000
Total fees paid in cash	1,167,500
Total remuneration	kr 1,690,939
Board member [member] | Nora Denzel [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	3,761
Board member [member] | Borje Ekholm [member]
Disclosure of Information About Board Management and Employees [line items]
Number of previously allocated synthetic shares outstanding | shares	24,789
Net change in value of synthetic shares	kr 737,547
Total remuneration	737,547
Board member [member] | Eric A. Elzvik [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 990,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 247,422
Number of previously allocated synthetic shares outstanding | shares	4,330
Net change in value of synthetic shares	kr 102,491
Committee fees	350,000
Total fees paid in cash	1,092,500
Total remuneration	kr 1,442,413
Board member [member] | Eric A. Elzvik [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	3,761
Board member [member] | Kurt Jofs [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 990,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 742,396
Net change in value of synthetic shares	136,887
Committee fees	350,000
Total fees paid in cash	597,500
Total remuneration	kr 1,476,783
Board member [member] | Kurt Jofs [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	11,285
Board member [member] | Kristin S. Rinne [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 990,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 247,422
Number of previously allocated synthetic shares outstanding | shares	16,056
Net change in value of synthetic shares	kr 352,161
Committee fees	200,000
Total fees paid in cash	447,500
Total remuneration	kr 1,047,083
Board member [member] | Kristin S. Rinne [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	3,761
Board member [member] | Torbjrn Nyman [member] | Deputy employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 31,500
Total fees paid in cash	31,500
Total remuneration	31,500
Board member [member] | Kjell-Ake Soting [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	40,500
Total fees paid in cash	40,500
Total remuneration	40,500
Board member [member] | Roger Svensson [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	48,000
Total fees paid in cash	48,000
Total remuneration	48,000
Board member [member] | Karin Aberg [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	13,500
Total fees paid in cash	13,500
Total remuneration	13,500
Board member [member] | Per Holmberg [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	1,500
Total fees paid in cash	1,500
Total remuneration	1,500
Board member [member] | Tomas Lundh [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	7,500
Total fees paid in cash	7,500
Total remuneration	7,500
Board member [member] | Anders Ripa [member] | Deputy employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	21,000
Total fees paid in cash	21,000
Total remuneration	21,000
Board member [member] | Loredana Roslund [member] | Deputy employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	21,000
Total fees paid in cash	21,000
Total remuneration	kr 21,000